Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000219702
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware Aggressive Allocation ETF
Trading Symbol	EAOA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Aggressive Allocation ETF	$2Footnote Reference(a)	0.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  The U.S. Federal Reserve left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Bonds underperformed equities yet still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

U.S. equities were the largest component of the Fund, comprising approximately 55% during the reporting period, and were also the most significant driver of the Fund’s return. Driven by investor demand for artificial intelligence, a handful of U.S. information technology companies dominated market performance as they innovated rapidly, captured significant market share, and generated substantial profits. The U.S. financials sector also advanced, helped by solid earnings results. Stocks in international developed markets also advanced, led by the financials sector.

Bonds comprised approximately 19% of the Fund during the reporting period. As inflation measures began to subside and future interest rate cuts came into view, U.S. investment-grade bonds advanced given their potential for higher yield.

What detracted from performance?

Given the solid performance of both equities and fixed income securities, there were no meaningful detractors to the Fund’s performance during the reporting period.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI All Country World Index	BlackRock ESG Aware Aggressive Allocation Index	S&P Target Risk Aggressive Index
Jun 20	10,154	10,171	10,157	10,119
Jul 20	10,610	10,709	10,614	10,551
Aug 20	11,122	11,364	11,128	11,038
Sep 20	10,828	10,998	10,835	10,777
Oct 20	10,648	10,731	10,654	10,580
Nov 20	11,718	12,054	11,726	11,598
Dec 20	12,174	12,614	12,186	12,051
Jan 21	12,174	12,557	12,186	12,008
Feb 21	12,390	12,848	12,399	12,252
Mar 21	12,662	13,191	12,673	12,565
Apr 21	13,088	13,768	13,100	13,000
May 21	13,256	13,982	13,270	13,191
Jun 21	13,425	14,166	13,441	13,309
Jul 21	13,509	14,264	13,523	13,428
Aug 21	13,778	14,621	13,794	13,673
Sep 21	13,287	14,017	13,308	13,201
Oct 21	13,848	14,732	13,870	13,745
Nov 21	13,566	14,377	13,585	13,489
Dec 21	13,974	14,952	13,998	13,934
Jan 22	13,349	14,218	13,372	13,385
Feb 22	12,981	13,851	13,002	13,048
Mar 22	13,099	14,151	13,120	13,190
Apr 22	12,132	13,018	12,151	12,266
May 22	12,184	13,033	12,203	12,356
Jun 22	11,354	11,934	11,367	11,490
Jul 22	12,081	12,767	12,096	12,200
Aug 22	11,600	12,297	11,614	11,710
Sep 22	10,608	11,120	10,620	10,734
Oct 22	11,124	11,791	11,138	11,269
Nov 22	11,944	12,706	11,959	12,133
Dec 22	11,467	12,206	11,480	11,686
Jan 23	12,255	13,081	12,269	12,469
Feb 23	11,878	12,706	11,890	12,084
Mar 23	12,210	13,098	12,223	12,426
Apr 23	12,337	13,286	12,350	12,600
May 23	12,210	13,144	12,222	12,434
Jun 23	12,771	13,907	12,785	13,014
Jul 23	13,147	14,416	13,162	13,383
Aug 23	12,824	14,013	12,838	13,064
Sep 23	12,291	13,434	12,294	12,556
Oct 23	11,966	13,030	11,969	12,237
Nov 23	12,946	14,233	12,951	13,203
Dec 23	13,572	14,917	13,579	13,838
Jan 24	13,568	15,004	13,575	13,857
Feb 24	14,021	15,648	14,028	14,297
Mar 24	14,410	16,139	14,418	14,714
Apr 24	13,907	15,607	13,915	14,233
May 24	14,461	16,241	14,470	14,814
Jun 24	14,726	16,603	14,737	15,025
Jul 24	15,031	16,871	15,042	15,328

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	14.34%	10.35%
Fund Market...
	14.39	10.36
MSCI All Country World Index...
	17.02	13.48
BlackRock ESG Aware Aggressive Allocation Index...
	14.37	10.40
S&P Target Risk Aggressive Index...
	14.54	10.88

AssetsNet	$ 28,116,639
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 5,639
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$28,116,639
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$5,639
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
55.2%
International Equity...
25.4
Domestic Fixed Income...
19.4
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
50.2%
iShares ESG Aware U.S. Aggregate Bond ETF...
19.4
iShares ESG Aware MSCI EAFE ETF...
17.6
iShares ESG Aware MSCI EM ETF...
7.8
iShares ESG Aware MSCI USA Small-Cap ETF...
5.0

Footnote	Description
Footnote(a)	Excludes money market funds.

C000219699
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware Conservative Allocation ETF
Trading Symbol	EAOK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware Conservative Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Conservative Allocation ETF	$6Footnote Reference(a)	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  The U.S. Federal Reserve left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Bonds underperformed equities yet still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

The United States represented approximately 21% of the Fund on average during the reporting period and was the most significant driver of the Fund’s return. Driven by investor demand for artificial intelligence, a handful of information technology companies dominated market performance as they innovated rapidly, captured significant market share, and generated substantial profits. The financials sector also advanced, helped by solid earnings results. Stocks in international developed markets also advanced, led by the financials sector.

Bonds comprised approximately 68% of the Fund on average during the reporting period. As inflation measures began to subside and future interest rate cuts came into view, U.S. investment-grade bonds advanced given their potential for higher yield.

What detracted from performance?

Given the solid performance of both equities and fixed income securities, there were no meaningful detractors to the Fund’s performance during the reporting period.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	BlackRock ESG Aware Conservative Allocation Index	S&P Target Risk Conservative Index
Jun 20	10,091	10,039	10,092	10,077
Jul 20	10,350	10,215	10,351	10,336
Aug 20	10,498	10,156	10,500	10,479
Sep 20	10,374	10,138	10,375	10,376
Oct 20	10,269	10,102	10,269	10,284
Nov 20	10,717	10,234	10,722	10,720
Dec 20	10,883	10,269	10,889	10,908
Jan 21	10,835	10,204	10,842	10,854
Feb 21	10,809	10,072	10,816	10,841
Mar 21	10,853	9,955	10,861	10,897
Apr 21	11,027	10,039	11,033	11,093
May 21	11,094	10,077	11,103	11,165
Jun 21	11,201	10,150	11,212	11,258
Jul 21	11,306	10,252	11,316	11,368
Aug 21	11,380	10,245	11,390	11,440
Sep 21	11,153	10,158	11,163	11,219
Oct 21	11,333	10,150	11,347	11,386
Nov 21	11,262	10,162	11,275	11,325
Dec 21	11,401	10,155	11,414	11,452
Jan 22	11,026	9,932	11,040	11,138
Feb 22	10,835	9,797	10,849	10,944
Mar 22	10,684	9,534	10,698	10,813
Apr 22	10,124	9,178	10,136	10,283
May 22	10,192	9,228	10,206	10,337
Jun 22	9,825	9,044	9,837	9,948
Jul 22	10,215	9,271	10,228	10,337
Aug 22	9,868	9,030	9,881	9,999
Sep 22	9,301	8,641	9,313	9,447
Oct 22	9,375	8,546	9,388	9,563
Nov 22	9,869	8,865	9,884	10,080
Dec 22	9,657	8,835	9,671	9,850
Jan 23	10,109	9,109	10,124	10,293
Feb 23	9,822	8,885	9,836	10,018
Mar 23	10,092	9,093	10,106	10,283
Apr 23	10,166	9,149	10,180	10,368
May 23	10,053	9,054	10,068	10,258
Jun 23	10,196	9,040	10,211	10,437
Jul 23	10,309	9,049	10,326	10,549
Aug 23	10,173	8,995	10,188	10,421
Sep 23	9,850	8,781	9,862	10,122
Oct 23	9,655	8,649	9,667	9,939
Nov 23	10,222	9,038	10,235	10,500
Dec 23	10,645	9,381	10,659	10,927
Jan 24	10,626	9,359	10,641	10,956
Feb 24	10,674	9,247	10,689	10,985
Mar 24	10,844	9,338	10,860	11,171
Apr 24	10,529	9,120	10,545	10,880
May 24	10,799	9,271	10,816	11,153
Jun 24	10,931	9,356	10,949	11,267
Jul 24	11,180	9,568	11,199	11,514

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	8.44%	2.73%
Fund Market...
	8.33	2.71
Bloomberg U.S. Universal Index...
	5.72	(1.06)
BlackRock ESG Aware Conservative Allocation Index...
	8.49	2.78
S&P Target Risk Conservative Index...
	9.15	3.47

AssetsNet	$ 8,360,143
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 4,289
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$8,360,143
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$4,289
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
69.2%
Domestic Equity...
21.1
International Equity...
9.7
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
69.2%
iShares ESG Aware MSCI USA ETF...
19.2
iShares ESG Aware MSCI EAFE ETF...
6.7
iShares ESG Aware MSCI EM ETF...
3.0
iShares ESG Aware MSCI USA Small-Cap ETF...
1.9

Footnote	Description
Footnote(a)	Excludes money market funds.

C000219701
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware Growth Allocation ETF
Trading Symbol	EAOR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware Growth Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Growth Allocation ETF	$4Footnote Reference(a)	0.04%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  The U.S. Federal Reserve left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Bonds underperformed equities yet still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

U.S. equities comprised approximately 42% of the Fund on average during the reporting period and were the most significant driver of performance. Driven by investor demand for artificial intelligence, a handful of information technology companies dominated market performance as they innovated rapidly, captured significant market share, and generated substantial profits. The financials sector also advanced, helped by solid earnings results. Stocks in international developed markets also advanced, led by the financials sector.

Bonds comprised approximately 38% of the Fund on average during the reporting period. As inflation measures began to subside and future interest rate cuts came into view, U.S. investment-grade bonds advanced given their potential for higher yield.

What detracted from performance?

Given the solid performance of both equities and fixed income securities, there were no meaningful detractors to the Fund’s performance during the reporting period.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI All Country World Index	BlackRock ESG Aware Growth Allocation Index	S&P Target Risk Growth Index
Jun 20	10,131	10,171	10,131	10,102
Jul 20	10,508	10,709	10,512	10,467
Aug 20	10,878	11,364	10,884	10,820
Sep 20	10,652	10,998	10,656	10,620
Oct 20	10,500	10,731	10,504	10,464
Nov 20	11,314	12,054	11,320	11,242
Dec 20	11,649	12,614	11,659	11,586
Jan 21	11,629	12,557	11,639	11,539
Feb 21	11,745	12,848	11,753	11,676
Mar 21	11,922	13,191	11,932	11,883
Apr 21	12,243	13,768	12,254	12,219
May 21	12,367	13,982	12,380	12,358
Jun 21	12,512	14,166	12,525	12,466
Jul 21	12,592	14,264	12,617	12,582
Aug 21	12,786	14,621	12,801	12,752
Sep 21	12,411	14,017	12,428	12,388
Oct 21	12,806	14,732	12,825	12,768
Nov 21	12,616	14,377	12,634	12,598
Dec 21	12,908	14,952	12,926	12,903
Jan 22	12,392	14,218	12,410	12,456
Feb 22	12,100	13,851	12,119	12,181
Mar 22	12,097	14,151	12,116	12,201
Apr 22	11,308	13,018	11,325	11,448
May 22	11,367	13,033	11,385	11,523
Jun 22	10,741	11,934	10,754	10,867
Jul 22	11,320	12,767	11,335	11,437
Aug 22	10,896	12,297	10,911	11,013
Sep 22	10,090	11,120	10,102	10,222
Oct 22	10,409	11,791	10,423	10,572
Nov 22	11,089	12,706	11,105	11,287
Dec 22	10,727	12,206	10,741	10,934
Jan 23	11,371	13,081	11,386	11,571
Feb 23	11,032	12,706	11,045	11,232
Mar 23	11,338	13,098	11,352	11,542
Apr 23	11,441	13,286	11,456	11,678
May 23	11,320	13,144	11,335	11,536
Jun 23	11,696	13,907	11,713	11,939
Jul 23	11,956	14,416	11,974	12,195
Aug 23	11,715	14,013	11,732	11,960
Sep 23	11,273	13,434	11,279	11,543
Oct 23	11,005	13,030	11,010	11,283
Nov 23	11,804	14,233	11,811	12,072
Dec 23	12,342	14,917	12,351	12,617
Jan 24	12,332	15,004	12,340	12,641
Feb 24	12,603	15,648	12,611	12,898
Mar 24	12,895	16,139	12,904	13,213
Apr 24	12,475	15,607	12,483	12,815
May 24	12,900	16,241	12,910	13,258
Jun 24	13,105	16,603	13,116	13,426
Jul 24	13,387	16,871	13,398	13,706

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	11.97%	7.31%
Fund Market...
	12.05	7.32
MSCI All Country World Index...
	17.02	13.48
BlackRock ESG Aware Growth Allocation Index...
	12.01	7.36
S&P Target Risk Growth Index...
	12.38	7.92

AssetsNet	$ 20,234,180
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 6,361
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$20,234,180
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$6,361
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
41.7%
Domestic Fixed Income...
39.1
International Equity...
19.2
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
39.0%
iShares ESG Aware MSCI USA ETF...
38.0
iShares ESG Aware MSCI EAFE ETF...
13.3
iShares ESG Aware MSCI EM ETF...
5.9
iShares ESG Aware MSCI USA Small-Cap ETF...
3.8

Footnote	Description
Footnote(a)	Excludes money market funds.

C000219700
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware Moderate Allocation ETF
Trading Symbol	EAOM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware Moderate Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware Moderate Allocation ETF	$5Footnote Reference(a)	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  The U.S. Federal Reserve left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Bonds underperformed equities yet still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

U.S. equities comprised approximately 28% of the Fund on average during the reporting period and were the most significant driver of performance. Driven by investor demand for artificial intelligence, a handful of information technology companies dominated market performance as they innovated rapidly, captured significant market share, and generated substantial profits. The financials sector also advanced, helped by solid earnings results. Stocks in international developed markets also advanced, led by the financials sector.

Bonds comprised approximately 58% of the Fund on average during the reporting period. As inflation measures began to subside and future interest rate cuts came into view, U.S. investment-grade bonds advanced given their potential for higher yield.

What detracted from performance?

Given the solid performance of both equities and fixed income securities, there were no meaningful detractors to the Fund’s performance during the reporting period.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	BlackRock ESG Aware Moderate Allocation Index	S&P Target Risk Moderate Index
Jun 20	10,103	10,039	10,105	10,085
Jul 20	10,402	10,215	10,406	10,380
Aug 20	10,629	10,156	10,630	10,595
Sep 20	10,470	10,138	10,471	10,459
Oct 20	10,348	10,102	10,349	10,345
Nov 20	10,915	10,234	10,920	10,893
Dec 20	11,135	10,269	11,143	11,132
Jan 21	11,095	10,204	11,105	11,080
Feb 21	11,115	10,072	11,124	11,116
Mar 21	11,203	9,955	11,213	11,221
Apr 21	11,422	10,039	11,434	11,463
May 21	11,510	10,077	11,521	11,556
Jun 21	11,631	10,150	11,641	11,654
Jul 21	11,729	10,252	11,742	11,766
Aug 21	11,838	10,245	11,850	11,869
Sep 21	11,563	10,158	11,578	11,603
Oct 21	11,813	10,150	11,828	11,837
Nov 21	11,704	10,162	11,719	11,742
Dec 21	11,886	10,155	11,905	11,925
Jan 22	11,471	9,932	11,487	11,569
Feb 22	11,249	9,797	11,265	11,349
Mar 22	11,143	9,534	11,159	11,264
Apr 22	10,513	9,178	10,526	10,664
May 22	10,579	9,228	10,592	10,725
Jun 22	10,132	9,044	10,142	10,253
Jul 22	10,580	9,271	10,593	10,698
Aug 22	10,209	9,030	10,221	10,333
Sep 22	9,567	8,641	9,577	9,706
Oct 22	9,717	8,546	9,728	9,894
Nov 22	10,269	8,865	10,283	10,474
Dec 22	10,010	8,835	10,022	10,205
Jan 23	10,523	9,109	10,536	10,709
Feb 23	10,220	8,885	10,231	10,414
Mar 23	10,500	9,093	10,513	10,693
Apr 23	10,584	9,149	10,597	10,794
May 23	10,469	9,054	10,482	10,674
Jun 23	10,684	9,040	10,698	10,922
Jul 23	10,843	9,049	10,857	11,079
Aug 23	10,674	8,995	10,688	10,917
Sep 23	10,313	8,781	10,322	10,581
Oct 23	10,096	8,649	10,105	10,374
Nov 23	10,735	9,038	10,745	11,006
Dec 23	11,193	9,381	11,206	11,470
Jan 24	11,177	9,359	11,191	11,497
Feb 24	11,293	9,247	11,307	11,596
Mar 24	11,501	9,338	11,516	11,822
Apr 24	11,153	9,120	11,167	11,498
May 24	11,470	9,271	11,485	11,823
Jun 24	11,625	9,356	11,642	11,954
Jul 24	11,884	9,568	11,902	12,212

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	9.60%	4.26%
Fund Market...
	9.60	4.26
Bloomberg U.S. Universal Index...
	5.72	(1.06)
BlackRock ESG Aware Moderate Allocation Index...
	9.66	4.31
S&P Target Risk Moderate Index...
	10.22	4.96

AssetsNet	$ 6,188,087
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 2,752
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$6,188,087
Number of Portfolio Holdings...
7
Net Investment Advisory Fees...
$2,752
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Portfolio composition

Five largest holdings

Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
59.1%
Domestic Equity...
28.0
International Equity...
12.9
Security	Percent of TotaI InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
59.1%
iShares ESG Aware MSCI USA ETF...
25.5
iShares ESG Aware MSCI EAFE ETF...
8.9
iShares ESG Aware MSCI EM ETF...
4.0
iShares ESG Aware MSCI USA Small-Cap ETF...
2.5

Footnote	Description
Footnote(a)	Excludes money market funds.

C000171896
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Small-Cap Min Vol Factor ETF
Trading Symbol	SMMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Min Vol Factor ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector.

  In a risk-on environment, stocks with exposure to high volatility, those with significant degrees of price changes, outperformed those with lower volatility characteristics.

  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.

What contributed to performance?

The industrials sector contributed the most to the Fund’s return during the reporting period, as the sector continued to benefit from a resilient U.S. economy and efforts to revitalize manufacturing in the country. Within the sector, commercial and professional services companies advanced, as firms that support government customers in their critical national security missions continued to benefit. In the capital goods industry, construction and engineering firms saw an influx of federal funding and caught the eye of global private equity and venture capitalist firms. Financial stocks also contributed to the Fund’s performance, most notably insurance companies in the property and casualty segment.

What detracted from performance?

Given the strength of equity markets during the reporting period ended July 31, 2024, there were no material detractors to the Fund’s performance.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 7, 2016 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Small Cap Minimum Volatility (USD) Index
Sep 16	9,789	9,933	9,786
Oct 16	9,594	9,745	9,585
Nov 16	10,096	10,097	10,098
Dec 16	10,409	10,285	10,418
Jan 17	10,461	10,498	10,468
Feb 17	10,702	10,911	10,713
Mar 17	10,798	10,926	10,811
Apr 17	11,004	11,044	11,020
May 17	11,048	11,195	11,060
Jun 17	11,158	11,265	11,174
Jul 17	11,251	11,495	11,269
Aug 17	11,251	11,533	11,271
Sep 17	11,466	11,768	11,488
Oct 17	11,600	12,037	11,622
Nov 17	11,978	12,403	12,006
Dec 17	11,860	12,537	11,889
Jan 18	12,032	13,257	12,063
Feb 18	11,591	12,771	11,622
Mar 18	11,865	12,459	11,900
Apr 18	11,996	12,509	12,036
May 18	12,487	12,814	12,529
Jun 18	12,771	12,901	12,818
Jul 18	12,960	13,364	13,014
Aug 18	13,544	13,807	13,602
Sep 18	13,487	13,870	13,549
Oct 18	12,728	12,907	12,783
Nov 18	12,996	13,158	13,059
Dec 18	12,036	11,973	12,095
Jan 19	12,891	12,958	12,959
Feb 19	13,323	13,392	13,395
Mar 19	13,411	13,640	13,484
Apr 19	13,731	14,187	13,809
May 19	13,340	13,290	13,420
Jun 19	13,931	14,223	14,017
Jul 19	14,245	14,443	14,338
Aug 19	14,236	14,192	14,335
Sep 19	14,360	14,444	14,461
Oct 19	14,511	14,758	14,612
Nov 19	14,771	15,313	14,873
Dec 19	14,984	15,762	15,088
Jan 20	14,904	15,793	15,017
Feb 20	13,633	14,505	13,736
Mar 20	10,962	12,665	11,051
Apr 20	11,908	14,331	11,997
May 20	12,357	15,076	12,454
Jun 20	12,317	15,420	12,418
Jul 20	12,716	16,335	12,828
Aug 20	13,035	17,561	13,154
Sep 20	12,463	16,906	12,578
Oct 20	12,583	16,466	12,699
Nov 20	13,736	18,371	13,863
Dec 20	14,527	19,129	14,660
Jan 21	14,844	18,952	14,982
Feb 21	15,381	19,447	15,525
Mar 21	15,834	20,179	15,987
Apr 21	16,393	21,277	16,555
May 21	16,273	21,379	16,437
Jun 21	16,387	21,974	16,550
Jul 21	16,361	22,494	16,520
Aug 21	16,663	23,158	16,839
Sep 21	16,065	22,065	16,234
Oct 21	16,485	23,604	16,657
Nov 21	16,056	23,366	16,228
Dec 21	16,956	24,289	17,142
Jan 22	15,849	22,914	16,024
Feb 22	15,724	22,243	15,899
Mar 22	16,186	23,025	16,365
Apr 22	15,376	20,938	15,545
May 22	15,312	20,892	15,484
Jun 22	14,891	19,163	15,061
Jul 22	15,678	20,950	15,859
Aug 22	15,120	20,129	15,291
Sep 22	13,983	18,262	14,141
Oct 22	15,191	19,712	15,365
Nov 22	15,905	20,784	16,083
Dec 22	15,280	19,562	15,461
Jan 23	15,936	20,849	16,113
Feb 23	15,766	20,351	15,951
Mar 23	15,404	21,074	15,581
Apr 23	15,324	21,341	15,498
May 23	14,688	21,480	14,855
Jun 23	15,263	22,912	15,434
Jul 23	15,660	23,701	15,839
Aug 23	15,289	23,302	15,470
Sep 23	14,782	22,209	14,958
Oct 23	14,521	21,698	14,690
Nov 23	15,274	23,744	15,445
Dec 23	16,039	24,863	16,228
Jan 24	15,910	25,250	16,120
Feb 24	16,413	26,605	16,606
Mar 24	16,909	27,451	17,085
Apr 24	16,292	26,318	16,470
May 24	16,919	27,575	17,114
Jun 24	16,877	28,561	17,062
Jul 24	18,085	28,919	18,303

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	15.49%	4.89%	7.79%
Fund Market...
	15.53	4.88	7.80
MSCI USA Index...
	22.02	14.90	14.39
MSCI USA Small Cap Minimum Volatility (USD) Index...
	15.67	5.02	7.97

AssetsNet	$ 833,665,773
Holdings Count | Holding	295
Advisory Fees Paid, Amount	$ 1,628,806
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$833,665,773
Number of Portfolio Holdings...
295
Net Investment Advisory Fees...
$1,628,806
Portfolio Turnover Rate...
44%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
18.0%
Financials...
16.0
Industrials...
14.0
Consumer Discretionary...
9.2
Consumer Staples...
8.8
Information Technology...
7.7
Utilities...
7.1
Materials...
5.7
Energy...
5.1
Communication Services...
4.9
Real Estate...
3.5
Security	Percent of Total InvestmentsFootnote Reference(a)
Murphy USA, Inc...
1.6%
Old Republic International Corp...
1.6
Royal Gold, Inc...
1.5
Chemed Corp...
1.4
Agree Realty Corp...
1.4
AptarGroup, Inc...
1.4
Axis Capital Holdings Ltd...
1.4
Exelixis, Inc...
1.3
Reinsurance Group of America, Inc...
1.2
RLI Corp...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000153271
Shareholder Report [Line Items]
Fund Name	iShares U.S. Equity Factor ETF
Trading Symbol	LRGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The recent market rally was heavily concentrated in a few mega-capitalization information technology companies even as economic growth slowed. Shares of small-capitalization firms underperformed their larger-capitalization peers.

  The sharp increase in market fluctuations, along with a drop in index levels, caused trend-following, an investment strategy where investors make buy or sell decisions based on the current direction of market prices. This led to more selling in a falling market.

  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.

What contributed to performance?

Momentum and quality stocks contributed the most to the Fund’s return during the reporting period, especially among companies with balance sheet strength that appeared poised to weather a sharper-than-anticipated slowdown in economic growth.

The information technology sector contributed the most to the Fund’s performance. The ongoing trend of artificial intelligence (“AI”) adoption created strong momentum across the sector, and firms benefited from the increased investment in technology spending. Within the information technology sector, companies responsible for the manufacturing of the semiconductor chips needed to power AI strongly contributed to the Fund’s performance, aided by increased demand for their products and strong tariffs limiting imports. The financials sector also contributed, as healthy bank balance sheets and the prospect of interest rates remaining higher for longer benefited the sector.

What detracted from performance?

Given the strength of equity markets during the reporting period ended July 31, 2024, there were no material detractors to the Fund’s performance.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 28, 2015 through July 31, 2024

Initial investment of $10,000

	Fund	S&P Total Market Index	STOXX U.S. Equity Factor Index
Apr 15	9,801	9,848	9,800
May 15	10,048	9,986	10,050
Jun 15	9,903	9,816	9,905
Jul 15	10,043	9,978	10,051
Aug 15	9,448	9,379	9,458
Sep 15	9,241	9,103	9,251
Oct 15	9,810	9,820	9,821
Nov 15	9,798	9,875	9,814
Dec 15	9,613	9,675	9,632
Jan 16	9,060	9,125	9,077
Feb 16	9,156	9,122	9,178
Mar 16	9,809	9,764	9,838
Apr 16	9,724	9,824	9,750
May 16	9,796	10,000	9,829
Jun 16	9,807	10,019	9,841
Jul 16	10,135	10,418	10,177
Aug 16	10,196	10,446	10,239
Sep 16	10,240	10,465	10,286
Oct 16	10,053	10,235	10,098
Nov 16	10,671	10,690	10,721
Dec 16	10,901	10,898	10,949
Jan 17	11,126	11,110	11,178
Feb 17	11,526	11,520	11,581
Mar 17	11,454	11,529	11,513
Apr 17	11,544	11,649	11,601
May 17	11,753	11,767	11,812
Jun 17	11,818	11,875	11,883
Jul 17	12,037	12,099	12,105
Aug 17	12,020	12,121	12,086
Sep 17	12,389	12,417	12,461
Oct 17	12,749	12,686	12,825
Nov 17	13,233	13,071	13,313
Dec 17	13,218	13,203	13,304
Jan 18	13,759	13,904	13,849
Feb 18	13,239	13,389	13,327
Mar 18	13,148	13,124	13,241
Apr 18	13,206	13,171	13,296
May 18	13,478	13,543	13,572
Jun 18	13,387	13,632	13,484
Jul 18	13,827	14,088	13,926
Aug 18	14,233	14,578	14,342
Sep 18	14,137	14,601	14,247
Oct 18	13,081	13,519	13,185
Nov 18	13,191	13,790	13,296
Dec 18	11,924	12,504	12,018
Jan 19	12,978	13,581	13,085
Feb 19	13,338	14,058	13,449
Mar 19	13,341	14,260	13,456
Apr 19	13,753	14,828	13,875
May 19	12,708	13,871	12,821
Jun 19	13,720	14,843	13,851
Jul 19	13,880	15,061	14,016
Aug 19	13,517	14,757	13,650
Sep 19	13,869	15,012	14,009
Oct 19	14,247	15,330	14,392
Nov 19	14,742	15,910	14,893
Dec 19	15,051	16,368	15,212
Jan 20	14,867	16,348	15,029
Feb 20	13,649	15,009	13,800
Mar 20	11,615	12,937	11,743
Apr 20	12,972	14,652	13,114
May 20	13,661	15,439	13,815
Jun 20	13,713	15,795	13,868
Jul 20	14,365	16,687	14,530
Aug 20	15,075	17,886	15,250
Sep 20	14,701	17,228	14,873
Oct 20	14,546	16,861	14,717
Nov 20	16,024	18,922	16,216
Dec 20	16,745	19,771	16,948
Jan 21	16,781	19,707	16,990
Feb 21	17,216	20,338	17,434
Mar 21	18,074	21,046	18,306
Apr 21	18,747	22,127	18,989
May 21	18,947	22,228	19,200
Jun 21	19,108	22,791	19,368
Jul 21	19,469	23,183	19,738
Aug 21	20,000	23,846	20,279
Sep 21	18,852	22,764	19,114
Oct 21	19,988	24,293	20,268
Nov 21	19,666	23,935	19,947
Dec 21	20,907	24,845	21,208
Jan 22	19,676	23,353	19,965
Feb 22	19,353	22,766	19,638
Mar 22	20,037	23,503	20,336
Apr 22	18,635	21,383	18,915
May 22	18,708	21,340	18,990
Jun 22	17,149	19,546	17,403
Jul 22	18,772	21,379	19,051
Aug 22	18,093	20,572	18,362
Sep 22	16,474	18,654	16,720
Oct 22	17,865	20,177	18,134
Nov 22	18,875	21,242	19,159
Dec 22	17,818	19,993	18,087
Jan 23	18,960	21,387	19,246
Feb 23	18,566	20,892	18,846
Mar 23	19,024	21,442	19,313
Apr 23	19,170	21,657	19,461
May 23	19,214	21,751	19,508
Jun 23	20,536	23,241	20,852
Jul 23	21,229	24,078	21,557
Aug 23	20,905	23,606	21,221
Sep 23	20,037	22,476	20,353
Oct 23	19,540	21,871	19,840
Nov 23	21,297	23,924	21,629
Dec 23	22,413	25,204	22,780
Jan 24	22,832	25,483	23,190
Feb 24	24,177	26,868	24,516
Mar 24	25,106	27,736	25,465
Apr 24	23,990	26,513	24,347
May 24	25,268	27,771	25,635
Jun 24	26,034	28,634	26,425
Jul 24	26,406	29,160	26,832

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	24.38%	13.73%	11.06%
Fund Market...
	24.48	13.75	11.06
S&P Total Market Index...
	21.10	14.13	12.26
STOXX U.S. Equity Factor Index...
	24.52	13.88	11.26

AssetsNet	$ 2,051,025,522
Holdings Count | Holding	283
Advisory Fees Paid, Amount	$ 1,330,043
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$2,051,025,522
Number of Portfolio Holdings...
283
Net Investment Advisory Fees...
$1,330,043
Portfolio Turnover Rate...
21%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.4%
Health Care...
12.7
Financials...
12.3
Consumer Discretionary...
12.2
Industrials...
7.3
Consumer Staples...
6.4
Communication Services...
6.0
Energy...
3.7
Utilities...
2.9
Materials...
2.3
Real Estate...
1.8
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
6.6%
Microsoft Corp...
6.2
NVIDIA Corp...
5.7
Amazon.com, Inc...
2.8
Broadcom, Inc...
2.2
Alphabet, Inc., Class C, NVS...
1.9
Meta Platforms, Inc., Class A...
1.9
JPMorgan Chase & Co...
1.6
Procter & Gamble Co. (The)...
1.3
Visa, Inc., Class A...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000153272
Shareholder Report [Line Items]
Fund Name	iShares U.S. Small-Cap Equity Factor ETF
Trading Symbol	SMLF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Small-Cap Equity Factor ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  The recent market rally was heavily concentrated in a few mega-capitalization information technology companies even as economic growth slowed. Shares of small-capitalization firms underperformed their larger-capitalization peers.

  The sharp increase in market fluctuations, along with a drop in index levels, caused trend-following, an investment strategy where investors make buy or sell decisions based on the current direction of market prices. This led to more selling in a falling market.

  Market sentiment swung late in the period, shifting away from information technology stocks amid growing uncertainty about economic growth, geopolitics, and the upcoming U.S. presidential election.

What contributed to performance?

Value and momentum stocks contributed to the Fund’s performance during the reporting period. The financials sector contributed the most to the Fund’s performance, as healthy bank balance sheets and the prospect of interest rates remaining higher for longer benefited financial companies. During the reporting period, the U.S. Federal Reserve held interest rates steady. Within the sector, companies in the capital markets advanced, helped by increasing investment banking revenues. The industrials sector also contributed to performance, most notably within the building products industry as cooling inflation boosted companies that make, distribute, and install construction materials. Within the consumer discretionary sector, several specialty retail stocks benefited from a jump in sales.

What detracted from performance?

Given the strength of equity markets during the reporting period ended July 31, 2024, there were no material detractors to the Fund’s performance.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: April 28, 2015 through July 31, 2024

Initial investment of $10,000

	Fund	S&P Total Market Index	STOXX U.S. Small-Cap Equity Factor Index
Apr 15	9,708	9,848	9,706
May 15	10,030	9,986	10,037
Jun 15	10,120	9,816	10,126
Jul 15	10,223	9,978	10,234
Aug 15	9,711	9,379	9,722
Sep 15	9,458	9,103	9,460
Oct 15	9,908	9,820	9,911
Nov 15	10,155	9,875	10,162
Dec 15	9,765	9,675	9,775
Jan 16	9,193	9,125	9,204
Feb 16	9,237	9,122	9,249
Mar 16	9,810	9,764	9,830
Apr 16	9,810	9,824	9,827
May 16	10,065	10,000	10,084
Jun 16	10,062	10,019	10,087
Jul 16	10,532	10,418	10,562
Aug 16	10,599	10,446	10,634
Sep 16	10,685	10,465	10,722
Oct 16	10,379	10,235	10,412
Nov 16	11,522	10,690	11,569
Dec 16	11,962	10,898	12,034
Jan 17	11,932	11,110	12,009
Feb 17	12,026	11,520	12,114
Mar 17	12,030	11,529	12,116
Apr 17	12,203	11,649	12,292
May 17	11,909	11,767	11,999
Jun 17	12,250	11,875	12,338
Jul 17	12,382	12,099	12,489
Aug 17	12,193	12,121	12,303
Sep 17	12,939	12,417	13,057
Oct 17	13,193	12,686	13,315
Nov 17	13,567	13,071	13,697
Dec 17	13,405	13,203	13,540
Jan 18	13,807	13,904	13,946
Feb 18	13,197	13,389	13,326
Mar 18	13,380	13,124	13,507
Apr 18	13,301	13,171	13,430
May 18	14,254	13,543	14,389
Jun 18	14,325	13,632	14,464
Jul 18	14,701	14,088	14,857
Aug 18	15,358	14,578	15,533
Sep 18	14,925	14,601	15,100
Oct 18	13,605	13,519	13,765
Nov 18	13,834	13,790	14,003
Dec 18	12,310	12,504	12,456
Jan 19	13,615	13,581	13,782
Feb 19	14,218	14,058	14,396
Mar 19	13,831	14,260	14,009
Apr 19	14,349	14,828	14,537
May 19	13,096	13,871	13,269
Jun 19	13,941	14,843	14,132
Jul 19	14,194	15,061	14,394
Aug 19	13,546	14,757	13,738
Sep 19	13,856	15,012	14,055
Oct 19	14,221	15,330	14,428
Nov 19	14,750	15,910	14,971
Dec 19	14,997	16,368	15,224
Jan 20	14,581	16,348	14,808
Feb 20	13,114	15,009	13,327
Mar 20	10,426	12,937	10,592
Apr 20	11,707	14,652	11,895
May 20	12,335	15,439	12,538
Jun 20	12,550	15,795	12,772
Jul 20	13,145	16,687	13,380
Aug 20	13,496	17,886	13,742
Sep 20	13,132	17,228	13,375
Oct 20	13,403	16,861	13,656
Nov 20	15,168	18,922	15,456
Dec 20	16,233	19,771	16,546
Jan 21	16,798	19,707	17,129
Feb 21	17,789	20,338	18,144
Mar 21	18,644	21,046	19,021
Apr 21	19,102	22,127	19,496
May 21	19,291	22,228	19,696
Jun 21	19,524	22,791	19,939
Jul 21	19,471	23,183	19,890
Aug 21	19,934	23,846	20,369
Sep 21	19,181	22,764	19,604
Oct 21	20,127	24,293	20,576
Nov 21	19,641	23,935	20,086
Dec 21	20,544	24,845	21,014
Jan 22	19,161	23,353	19,608
Feb 22	19,467	22,766	19,925
Mar 22	19,634	23,503	20,101
Apr 22	18,301	21,383	18,741
May 22	18,895	21,340	19,356
Jun 22	16,919	19,546	17,336
Jul 22	18,648	21,379	19,109
Aug 22	18,006	20,572	18,453
Sep 22	16,199	18,654	16,607
Oct 22	18,273	20,177	18,739
Nov 22	19,244	21,242	19,742
Dec 22	18,077	19,993	18,549
Jan 23	19,786	21,387	20,305
Feb 23	19,512	20,892	20,029
Mar 23	18,704	21,442	19,205
Apr 23	18,409	21,657	18,903
May 23	18,033	21,751	18,513
Jun 23	19,670	23,241	20,195
Jul 23	20,742	24,078	21,296
Aug 23	20,063	23,606	20,575
Sep 23	19,050	22,476	19,548
Oct 23	17,884	21,871	18,342
Nov 23	19,473	23,924	20,000
Dec 23	21,637	25,204	22,234
Jan 24	21,236	25,483	21,811
Feb 24	22,533	26,868	23,122
Mar 24	23,509	27,736	24,098
Apr 24	22,017	26,513	22,611
May 24	23,048	27,771	23,631
Jun 24	22,651	28,634	23,262
Jul 24	24,308	29,160	24,977

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	17.19%	11.36%	10.07%
Fund Market...
	17.29	11.37	10.08
S&P Total Market Index...
	21.10	14.13	12.26
STOXX U.S. Small-Cap Equity Factor Index...
	17.24	11.65	10.39

AssetsNet	$ 1,227,251,197
Holdings Count | Holding	881
Advisory Fees Paid, Amount	$ 1,345,520
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,227,251,197
Number of Portfolio Holdings...
881
Net Investment Advisory Fees...
$1,345,520
Portfolio Turnover Rate...
23%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
18.3%
Financials...
16.3
Consumer Discretionary...
14.8
Information Technology...
14.1
Health Care...
11.2
Real Estate...
6.8
Energy...
5.1
Materials...
4.8
Consumer Staples...
3.8
Communication Services...
2.7
Utilities...
2.1
Security	Percent of Total InvestmentsFootnote Reference(a)
EMCOR Group, Inc...
0.8%
Evercore, Inc., Class A...
0.7
Deckers Outdoor Corp...
0.7
Popular, Inc...
0.6
First Industrial Realty Trust, Inc...
0.6
Williams-Sonoma, Inc...
0.5
Weatherford International plc...
0.5
nVent Electric plc...
0.5
Reliance, Inc...
0.5
Jabil, Inc...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

C000216288
Shareholder Report [Line Items]
Fund Name	iShares U.S. Tech Breakthrough Multisector ETF
Trading Symbol	TECB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
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Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Breakthrough Multisector ETF	$34	0.30%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global stocks higher for the reporting period. U.S. equities led markets, propelled by the information technology sector and enthusiasm over artificial intelligence.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector.

  However, market sentiment swung late in the reporting period amid a shift away from information technology stocks as uncertainty surrounding economic growth, geopolitics, and the upcoming U.S. presidential election grew. Adding to the volatility was a technical outage stemming from a major cybersecurity supplier that impacted a wide variety of companies and prompted swift analyst downgrades of the company’s stock, sending shares tumbling.

What contributed to performance?

The information technology sector, which represented 57% of the Fund on average, strongly contributed to the Fund’s performance during the reporting period. The ongoing trend of artificial intelligence (“AI”) adoption created strong momentum across the sector, and firms benefited from the increased investment in technology spending. Within the information technology sector, companies responsible for the manufacturing of the semiconductor chips needed to power AI advanced, aided by increased demand for their products and strong tariffs limiting imports. Communication stocks also contributed to the Fund’s performance, most notably within the media and entertainment industry. Interactive media and services companies contributed the most, as global social media platforms capitalized on AI enthusiasm and increased digital advertising revenue.

What detracted from performance?

Given the strength of equity markets during the reporting period ended July 31, 2024, there were no material detractors to the Fund’s performance.

Line Graph [Table Text Block]

Fund performance

Cumulative performance: January 8, 2020 through July 31, 2024

Initial investment of $10,000

	Fund	ICE U.S. 3000 Index	NYSE®FactSet® U.S. Tech Breakthrough Index™
Jan 20	10,087	9,921	10,089
Feb 20	9,683	9,106	9,689
Mar 20	8,984	7,850	8,989
Apr 20	10,305	8,891	10,317
May 20	11,132	9,368	11,146
Jun 20	11,626	9,592	11,645
Jul 20	12,273	10,133	12,299
Aug 20	13,396	10,867	13,427
Sep 20	12,815	10,470	12,848
Oct 20	12,275	10,246	12,310
Nov 20	13,575	11,494	13,619
Dec 20	14,083	12,016	14,131
Jan 21	14,147	11,970	14,197
Feb 21	14,292	12,345	14,346
Mar 21	14,184	12,779	14,241
Apr 21	15,043	13,441	15,110
May 21	14,907	13,497	14,974
Jun 21	16,081	13,846	16,159
Jul 21	16,535	14,089	16,622
Aug 21	17,394	14,491	17,490
Sep 21	16,507	13,842	16,603
Oct 21	17,279	14,769	17,381
Nov 21	17,179	14,552	17,291
Dec 21	16,844	15,116	16,956
Jan 22	15,118	14,209	15,222
Feb 22	14,396	13,852	14,496
Mar 22	14,675	14,300	14,781
Apr 22	12,671	13,004	12,765
May 22	12,401	12,972	12,495
Jun 22	11,343	11,889	11,432
Jul 22	12,449	13,005	12,550
Aug 22	11,820	12,525	11,919
Sep 22	10,545	11,357	10,634
Oct 22	11,359	12,288	11,458
Nov 22	11,935	12,916	12,044
Dec 22	11,061	12,157	11,165
Jan 23	12,440	12,999	12,560
Feb 23	12,263	12,691	12,383
Mar 23	13,457	13,028	13,593
Apr 23	13,272	13,160	13,409
May 23	14,518	13,216	14,672
Jun 23	15,349	14,120	15,516
Jul 23	15,970	14,627	16,147
Aug 23	15,730	14,340	15,909
Sep 23	14,831	13,655	14,985
Oct 23	14,436	13,294	14,595
Nov 23	16,440	14,539	16,629
Dec 23	17,411	15,314	17,605
Jan 24	18,208	15,479	18,400
Feb 24	19,227	16,306	19,405
Mar 24	19,442	16,832	19,659
Apr 24	18,262	16,097	18,468
May 24	19,232	16,861	19,425
Jun 24	20,442	17,395	20,703
Jul 24	19,936	17,715	20,156

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Fund NAV...
	24.84%	16.32%
Fund Market...
	24.84	16.32
ICE U.S. 3000 Index...
	21.11	13.37
NYSE®FactSet® U.S. Tech Breakthrough Index™...
	24.75	16.59

AssetsNet	$ 409,722,523
Holdings Count | Holding	170
Advisory Fees Paid, Amount	$ 1,073,978
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$409,722,523
Number of Portfolio Holdings...
170
Net Investment Advisory Fees...
$1,073,978
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
56.7%
Communication Services...
12.3
Health Care...
12.0
Financials...
8.3
Consumer Discretionary...
6.3
Real Estate...
2.5
Industrials...
1.9
Materials...
0.0Footnote Reference(b)
Security	Percent of Total InvestmentsFootnote Reference(a)
Apple, Inc...
4.5%
Amazon.com, Inc...
4.0
Salesforce, Inc...
4.0
Microsoft Corp...
3.9
Alphabet, Inc., Class A...
3.9
Netflix, Inc...
3.9
NVIDIA Corp...
3.8
Meta Platforms, Inc., Class A...
3.8
Oracle Corp...
3.6
Adobe, Inc...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.